UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06179
                                                     ---------------------------

             FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                            ------------

                   Date of fiscal year end: NOVEMBER 30, 2006
                                            -----------------

                   Date of reporting period: FEBRUARY 28, 2006
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FLAHERTY & CRUMRINE PREFERRED INCOME FUND

To the Shareholders of the Flaherty & Crumrine Preferred Income Fund ("PFD"):

      The first fiscal quarter of 2006 was a mixed bag for PFD. On the plus side, for the three-month period ended February 28, 2006, the Fund produced a total return on net asset value of +3.8%. Despite this strong investment performance, net income available to shareholders has declined, and the Fund reduced its monthly dividend by 5.0% (from $0.0905/share to $0.086/share), beginning with the March distribution. The focus of the Fund is income, so the decision to reduce the dividend was difficult, but necessary.

      The total return calculation mentioned above has two basic components--net income earned and net change in principal value. Recently, the latter has done well while the former has come under some pressure.

      Net income earned, the amount of investment income left over after payments on the Fund's Money Market Preferred ("MMP(R)") shares and other expenses, is what the Fund can pay out in monthly distributions to common shareholders. Although investment income has increased recently, payments to MMP(R) shares have risen at a faster pace. As a result, the Fund could not continue to distribute common dividends at the same rate.

      The MMP(R) rate is closely correlated to other short-term interest rates, all of which have moved up in concert with the Federal Reserve's efforts to influence the pace of economic activity. The MMP(R) rate has risen from a low of 1.02% in April 2004 to 3.35% in March 2006. Despite this jump in rates, the use of MMP(R) leverage continues to add incremental income for common shares because the money we obtain from leverage is being invested in securities with much higher yields.

      The other component of total return, principal change, normally is not distributed to common shareholders, but instead is reflected by changes in the Fund's net asset value. During the fiscal period, the Fund's NAV rose 2.0%.

      One last comment on total return--whatever the breakdown between net income and principal change, the entire amount belongs to common shareholders. In addition, the two tend to "merge" over time. For example, if principal value increases and the Fund can realize gains, the Fund will have more money to invest and can generate additional income. Or, shareholders can use the income they receive to purchase additional shares via the Dividend Reinvestment Plan to increase the value of their investment.

      As readers may recall from previous discussions of market conditions, the preferred securities market has two main segments--issues that pay dividends and those that pay interest. We refer to the first type as "traditional" preferred stock and the second as "hybrid" preferred securities.

      Investor demand for traditional preferred stock has been consistently strong for some time now; however new issue supply has not kept up--during the last fiscal quarter there were only two new issues, totaling a meager $300 million. As a result of this imbalance, this segment has slowly and steadily outperformed other types of fixed-income securities. The solid performance of PFD reflects the portfolio's emphasis on traditional preferred stock.

      Although demand for hybrid securities has also been strong for some time, the supply of new hybrid preferred has greatly exceeded the supply of traditional preferred. During the period there were thirty new hybrid issues with a market value of $13.2 BILLION. As expected, many of these new issues were structured like the "ECAP" issues we discussed in our last letter (and on the Fund's website). Even with this sizable amount of new supply, the performance of this segment kept pace with most other types of fixed-income securities during the quarter.

      Many of the recent hybrid preferred securities have terms and features that require very close scrutiny. While the basic structure of the enhanced capital security is now fairly well established, with each new issue we are observing small but important differences. This evolutionary process is typical of new structures--our job is to dissect each issue until we fully understand every twist and turn.

      The Fund's hedge positions are intended to provide shareholders with some protection against significant increases in long-term interest rates. Over the course of the fiscal quarter, long-term interest rates barely moved, so the hedging strategy had little impact on the Fund's performance. The Fund's hedging strategy did benefit from the "flat" U.S. Treasury yield curve, since the cost of our hedges tends to be lower in this environment.

      We hope investors will take advantage of the Fund's website, WWW.PREFERREDINCOME.COM. It contains a wide range of useful and up-to-date information about the Fund. In addition, some of the topics mentioned above are analyzed in greater depth in the Frequently Asked Questions section of the website.

        Sincerely,

        /s/ Donald F. Crumrine                        /s/ Robert M. Ettinger

        Donald F. Crumrine                            Robert M. Ettinger
        Chairman of the Board                         President

April 17, 2006

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OVERVIEW
FEBRUARY 28, 2006 (UNAUDITED)
------------------------------------------------------

FUND STATISTICS ON 02/28/06
--------------------------------------------------------------------------------
Net Asset Value                                                     $     15.57
Market Price                                                        $     16.65
Premium                                                                    6.94%
Yield on Market Price                                                      6.52%
Common Shares
Outstanding                                                          10,396,941

MOODY'S RATINGS                                                   % OF PORTFOLIO
--------------------------------------------------------------------------------
AAA                                                                         0.7%
AA                                                                          4.0%
A                                                                          20.6%
BBB                                                                        45.9%
BB                                                                         16.2%
Not Rated                                                                  11.4%
--------------------------------------------------------------------------------
Below Investment Grade*                                                    17.8%

*     BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

INDUSTRY CATEGORIES                                               % OF PORTFOLIO
--------------------------------------------------------------------------------
Utilities                                                                    37%
Banks                                                                        29%
Financial Services                                                           12%
Insurance                                                                    11%
Oil and Gas                                                                   4%
REITs                                                                         4%
Other                                                                         3%

TOP 10 HOLDINGS BY ISSUER                                         % OF PORTFOLIO
--------------------------------------------------------------------------------
    Interstate Power                                                        5.3%
    Lehman Brothers                                                         4.2%
    FBOP Corporation                                                        3.7%
    North Fork Bancorporation                                               3.5%
    Xcel Energy                                                             3.2%
    SLM Corporation                                                         3.2%
    Principal Financial Group                                               3.1%
    HSBC                                                                    2.9%
    Cobank                                                                  2.8%
    Entergy Louisiana                                                       2.7%

                                                                                           % OF PORTFOLIO**
-----------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                     70%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)                 66%
-----------------------------------------------------------------------------------------------------------

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------

Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
PREFERRED SECURITIES -- 97.1%
                BANKING -- 27.8%
------------------------------------------------------------------------------------------------------------------------
$    3,000,000  Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B ...............    $   3,520,410
        54,700  BAC Capital Trust I, 7.00% Pfd. 12/15/31 .........................................        1,401,414
$      750,000  Barnett Capital II, 7.95% 12/01/26 Capital Security ..............................          794,437
$      250,000  Chase Capital I, 7.67% 12/01/26 Capital Security .................................          263,605
        74,700  Citigroup Capital VIII, 6.95% Pfd. ...............................................        1,905,970
                Cobank, ACB:
        50,000    7.00% Pfd., 144A**** ...........................................................        2,594,250*
        75,000    Adj. Rate Pfd., 144A**** .......................................................        4,110,000*
$      500,000  Comerica (Imperial) Capital Trust I, 9.98% 12/31/26 Capital Security, Series B ...          553,162
        22,300  BAC Capital Trust III, 7.00% Pfd. ................................................          570,546
         9,000  FBOP Corporation, Adj. Rate Pfd., 144A**** .......................................        9,067,500*
$    2,250,000  First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B .............        2,417,096(1)
                First Republic Bank:
       200,000    6.25% Pfd. .....................................................................        4,944,000*
        53,700    6.70% Pfd. .....................................................................        1,375,526*
$    1,500,000  First Union Capital II, 7.95% 11/15/29 Capital Security ..........................        1,893,960
$    7,820,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security ......................        8,495,218
$    3,000,000  HBOS Capital Funding LP, 6.85% Pfd. ..............................................        3,028,935(1)
        32,625  HSBC Holdings PLC, 6.20% Pfd., Series A ..........................................          811,710**(1)
         5,000  HSBC Series II, Variable Inverse Pfd., Pvt. ......................................        5,450,000*
         6,480  J.P. Morgan Chase & Co., 6.625% Pfd., Series H ...................................          328,342*
$    2,000,000  Keycorp Capital VII, 5.70% 06/15/35 Capital Security .............................        1,919,950
$      270,000  Keycorp Institutional Capital B, 8.25% 12/15/26 Capital Security .................          286,654
$      674,000  NB Capital Trust II, 7.83% 12/15/26 Capital Security .............................          712,479
        16,000  PFGI Capital Corporation, 7.75% Pfd. .............................................          425,280
$    1,700,000  RBS Capital Trust B, 6.80% Pfd. ..................................................        1,718,734**(1)
$      774,000  Republic New York Capital II, 7.53% 12/04/26 Capital Security ....................          814,863(1)
            10  Roslyn Real Estate, 8.95% Pfd., Series C, 144A**** ...............................        1,112,685
         1,100  Suntrust Capital V, 7.05% Pfd. 12/15/31 ..........................................           28,182
        87,500  USB Capital VIII, 6.35% Pfd. 12/29/65 ............................................        2,216,375
$    3,500,000  Washington Mutual Preferred Funding, Variable Rate Pfd. 03/29/49, 144A**** .......        3,459,470
        40,000  Zions Capital Trust B, 8.00% Pfd. 09/01/32 .......................................        1,037,200
-------------------------------------------------------------------------------------------------------------------
                                                                                                         67,257,953
                                                                                                      -------------
                FINANCIAL SERVICES -- 12.2%
------------------------------------------------------------------------------------------------------------------------
       141,000  CIT Group, Inc., 6.35% Pfd., Series A ............................................        3,701,955*
        50,000  Fannie Mae, 4.75% Pfd., Series M .................................................        2,162,250*
        53,500  Goldman Sachs Group, Inc., 6.20% Pfd., Series B ..................................        1,399,025*

--------------------------------------------------------------------------------

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2006 (UNAUDITED)
                          ------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
PREFERRED SECURITIES -- (CONTINUED)
                FINANCIAL SERVICES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                Lehman Brothers Holdings, Inc.:
        43,780    5.67% Pfd., Series D ...........................................................    $   2,223,367*
       154,475    5.94% Pfd., Series C ...........................................................        7,927,657*
         3,000  Merrill Lynch Series II STRIPES Custodial Receipts, Pvt. .........................        3,120,000*
        55,000  Morgan Stanley Capital Trust VI, 6.60% Pfd. ......................................        1,393,700
       136,855  SLM Corporation, 6.97% Pfd., Series A ............................................        7,622,824*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         29,550,778
                                                                                                      -------------
                INSURANCE -- 11.3%
------------------------------------------------------------------------------------------------------------------------
        40,000  ACE Ltd., 7.80% Pfd., Series C ...................................................        1,045,600**(1)
                Aegon NV:
        40,000    6.375% Pfd. ....................................................................        1,013,600**(1)
        25,000    6.50% Pfd. .....................................................................          631,000**(1)
        29,750  Arch Capital Group Ltd., 8.00%, Pfd. .............................................          756,691**(1)
                Axis Capital Holdings:
        22,850    7.25%., Pfd., Series A .........................................................          575,249**(1)
         9,300    Variable Rate Pfd., Series B ...................................................          958,597(1)
        17,000  Berkley W.R. Capital Trust II, 6.75% 07/26/45 ....................................          424,235
        22,000  Endurance Specialty Holdings, 7.75%, Pfd. ........................................          551,980**(1)
        21,000  Everest Re Capital Trust II, 6.20% Pfd., Series B ................................          491,715(1)
       140,000  MetLife Inc., 6.50% Pfd., Series B ...............................................        3,677,100*
       275,000  Principal Financial Group, 6.518% Pfd. ...........................................        7,585,875*
 $   4,000,000  Provident Financing Trust I, 7.405% 03/15/38 Capital Security ....................        3,951,300
         6,300  Renaissancere Holdings, 7.30% Pfd., Series B .....................................          158,980**(1)
       127,000  Scottish Re Group Ltd., 7.25% Pfd. ...............................................        3,239,135**(1)
         7,000  St. Paul Capital Trust I, 7.60% Pfd. .............................................          178,395
 $   1,250,000  USF&G Capital, 8.312% 07/01/46 Capital Security, 144A**** ........................        1,585,963
        22,850  XL Capital Ltd., 8.00% Pfd. Series A .............................................          594,100**(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                         27,419,515
                                                                                                      -------------
                UTILITIES -- 35.6%
------------------------------------------------------------------------------------------------------------------------
                Alabama Power Company:
           300    4.52% Pfd. .....................................................................           26,082*
         5,734    4.72% Pfd. .....................................................................          520,561*
       200,000    5.30% Pfd. .....................................................................        4,979,000*
        10,000  Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 ........................        1,039,350*
                Central Hudson Gas & Electric Corporation:
         5,000    4.35% Pfd., Series D, Pvt. .....................................................          437,250*
           900    4.96% Pfd., Series E, Pvt. .....................................................           83,970*


--------------------------------------------------------------------------------

Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)
------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
PREFERRED SECURITIES -- (CONTINUED)
                UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
        11,119  Central Vermont Public Service Corporation, 8.30% Sinking Fund Pfd., Pvt. ........    $   1,154,541*
                Connecticut Light & Power Company:
         2,124    4.50% Pfd., Pvt. ...............................................................           85,523*
        34,300    5.28% Pfd., Series 1967 ........................................................        1,650,344*
         1,905    6.56% Pfd., Series 1968 ........................................................           98,384*
        15,778    $3.24 Pfd. .....................................................................          825,268*
         2,100  Consolidated Edison Company of New York, 4.65% Pfd., Series C ....................          188,926*
         2,886  Dayton Power and Light Company, 3.90% Pfd., Series C .............................          196,133*
 $   1,500,000  Dominion Resources Capital Trust III, 8.40% 01/15/31 .............................        1,800,082
                Duquesne Light Company:
         7,675    4.10% Pfd. .....................................................................          276,914*
         9,190    4.15% Pfd. .....................................................................          335,619*
           910    4.20% Pfd. .....................................................................           33,634*
        40,575    6.50% Pfd. .....................................................................        2,099,756*
         5,490    $2.10 Pfd., Series A ...........................................................          202,910*
         5,000  Energy East Capital Trust I, 8.25% Pfd. ..........................................          127,400
                Entergy Arkansas, Inc.:
         5,574    7.32% Pfd. .....................................................................          581,006*
        11,350    7.40% Pfd. .....................................................................        1,179,095*
         6,253    7.80% Pfd. .....................................................................          653,032*
         3,822    7.88% Pfd. .....................................................................          398,272*
        30,266    $1.96 Pfd. .....................................................................          757,407*
         4,555  Entergy Gulf States, Inc., 7.56% Pfd. ............................................          448,053*
                Entergy Louisiana, Inc.:
        36,000    6.95% Pfd., 144A**** ...........................................................        3,725,640*
           260    7.84% Pfd. .....................................................................           27,145*
       106,538    8.00% Pfd., Series 92 ..........................................................        2,685,290*
         5,000  Entergy Mississippi, Inc., 4.92% Pfd. ............................................          409,450*
                Florida Power Company:
         5,157    4.60% Pfd. .....................................................................          471,092*
        18,535    4.75% Pfd. .....................................................................        1,748,407*
        50,000  Georgia Power Capital Trust V, 7.125% Pfd. .......................................        1,286,500
         2,010  Great Plains Energy, Inc., 4.50% Pfd. ............................................          171,111*
        24,000  Gulf Power Company, 6.00% Pfd., Series 1 .........................................        2,490,480*
 $   3,500,000  Houston Light & Power Capital Trust II, 8.257%, 02/01/37 Capital Security ........        3,708,862
        32,650  Indianapolis Power & Light Company, 5.65% Pfd. ...................................        3,135,543*
       384,000  Interstate Power & Light Company, 8.375% Pfd., Series B ..........................       12,781,440*
        14,250  Narragansett Electric Company, 4.64% Pfd. ........................................          671,460*

--------------------------------------------------------------------------------

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2006 (UNAUDITED)
                          ------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
PREFERRED SECURITIES -- (CONTINUED)
                UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                Northern Indiana Public Service Company:
         3,905    7.44% Pfd. .....................................................................    $     398,681*
         7,465    Adj. Rate Pfd., Series A .......................................................          375,116*
         6,170  Ohio Edison Company, 4.44% Pfd. ..................................................          503,318*
                Pacific Enterprises:
        27,430    $4.50 Pfd. .....................................................................        2,394,639*
        10,000    $4.75 Pfd., Series 53 ..........................................................          921,500*
                Pacific Gas & Electric Co.:
         7,600    4.50% Pfd., Series H ...........................................................          151,924*
        41,500    5.00% Pfd., Series D ...........................................................          882,912*
        79,086    5.00% Pfd., Series E ...........................................................        1,741,078*
                PacifiCorp:
         1,095    5.40% Pfd. .....................................................................          110,885*
         1,225    $4.56 Pfd. .....................................................................          103,016*
        14,542    $4.72 Pfd. .....................................................................        1,265,808*
        12,333    $7.48 Sinking Fund Pfd. ........................................................        1,268,387*
         9,666  Portland General Electric, 7.75% Sinking Fund Pfd. ...............................          993,520*
         5,000  PPL Electric Utilities Corporation, 6.75% Pfd. ...................................          521,950*
        10,000  Public Service Company of New Mexico, 4.58% Pfd., Series 1965 ....................          803,400*
                San Diego Gas & Electric Company:
         1,200    4.40% Pfd. .....................................................................           20,388*
           700    4.50% Pfd. .....................................................................           12,166*
        77,000    $1.70 Pfd. .....................................................................        1,996,610*
        13,100  Savannah Electric & Power Company, 6.00% Pfd. ....................................          351,538*
                South Carolina Electric & Gas Company:
        25,373    5.125% Purchase Fund Pfd., Pvt. ................................................        1,303,411*
         6,703    6.00% Purchase Fund Pfd., Pvt. .................................................          341,049*
        54,100  Southern California Edison, 4.08% Pfd. ...........................................        1,034,663*
        75,000  Southern Union Company, 7.55% Pfd. ...............................................        1,981,500*
 $     750,000  TXU Electric Capital V, 8.175% 01/30/37 Capital Security .........................          792,109
                Union Electric Company:
        14,150    4.56% Pfd. .....................................................................        1,283,547*
         4,000    $7.64 Pfd. .....................................................................          414,320*
        12,500  Virginia Electric & Power Company, $7.05 Pfd. ....................................        1,278,688*
        11,200  Virginia Power Capital Trust, 7.375% Pfd. 07/30/42 ...............................          286,608
                Wisconsin Power & Light Company:
         1,220    4.50% Pfd. .....................................................................          106,555*
           546    4.80% Pfd. .....................................................................           50,377*
        13,000    6.20% Pfd. .....................................................................        1,332,175*

--------------------------------------------------------------------------------

Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)
------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
PREFERRED SECURITIES -- (CONTINUED)
                UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                Xcel Energy, Inc.:
        16,030    $4.08 Pfd., Series B ...........................................................    $   1,311,094*
        26,200    $4.10 Pfd., Series C ...........................................................        2,153,247*
        22,000    $4.11 Pfd., Series D ...........................................................        1,812,580*
        17,750    $4.16 Pfd., Series E ...........................................................        1,480,173*
        10,000    $4.56 Pfd., Series G ...........................................................          914,100*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         86,183,964
                                                                                                      -------------
                OIL AND GAS -- 4.2%
------------------------------------------------------------------------------------------------------------------------
         8,000  Devon Energy Corporation, 6.49% Pfd., Series A ...................................          808,440*
         5,985  EOG Resources, Inc., 7.195% Pfd., Series B .......................................        6,299,272*
 $   1,675,000  KN Capital Trust III, 7.63% 04/15/28 Capital Security ............................        1,866,578
        10,000  Lasmo America Limited, 8.15% Pfd., 144A**** ......................................        1,084,900*(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                         10,059,190
                                                                                                      -------------
                REAL ESTATE INVESTMENT TRUST (REIT) -- 4.1%
------------------------------------------------------------------------------------------------------------------------
        31,000  AMB Property Corporation, 7.00%, Pfd., REIT, Series O ............................          788,020
                Duke Realty Corporation:
        15,000    6.50% Pfd., REIT, Series K .....................................................          369,375
        20,000    6.625% Pfd., REIT, Series J ....................................................          496,500
         1,000  Equity Residential Properties, 8.29% Pfd., REIT, Series K ........................           60,305
        50,000  HRPT Properties Trust, 7.125% Pfd., REIT, Series C ...............................        1,252,750
                PS Business Parks, Inc.:
        16,000    7.00% Pfd., REIT, Series H .....................................................          396,560
        20,000    7.20% Pfd., REIT, Series M .....................................................          493,700
                Public Storage, Inc.:
        13,300    6.18% Pfd., REIT, Series D .....................................................          316,606
       109,270    6.45% Pfd., REIT, Series F .....................................................        2,659,085
        10,000    6.45% Pfd., REIT, Series X .....................................................          246,250
        22,500    6.75% Pfd., REIT, Series E .....................................................          562,838
         3,500    7.125% Pfd., REIT ..............................................................           90,843
        40,000  Realty Income Corporation, 7.375% Pfd., REIT, Series D ...........................        1,032,400
                Regency Centers Corporation:
         7,600    6.70% Pfd., REIT ...............................................................          185,478
        40,000    7.25% Pfd., REIT ...............................................................        1,004,600
-------------------------------------------------------------------------------------------------------------------
                                                                                                          9,955,310
                                                                                                      -------------

--------------------------------------------------------------------------------

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2006 (UNAUDITED)
                          ------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
PREFERRED SECURITIES -- (CONTINUED)
                MISCELLANEOUS INDUSTRIES -- 1.9%
------------------------------------------------------------------------------------------------------------------------
        13,600  E.I. Du Pont de Nemours and Company, $4.50 Pfd., Series B ........................    $   1,167,764*
        40,000  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** ..............................        3,297,600*
        26,000  Touch America Holdings, $6.875 Pfd. ..............................................               --*+
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,465,364
                                                                                                      -------------
                  TOTAL PREFERRED SECURITIES
                  (Cost $218,142,479) ............................................................      234,892,074
                                                                                                      -------------
CORPORATE DEBT SECURITIES -- 1.1%
                OIL AND GAS -- 0.2%
------------------------------------------------------------------------------------------------------------------------
        15,000  Nexen, Inc., 7.35% Subordinated Notes ............................................          388,050(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                            388,050
                                                                                                      -------------
                UTILITIES -- 0.9%
------------------------------------------------------------------------------------------------------------------------
    $1,000,000  Duquesne Light Holdings, 6.25% 08/15/35 ..........................................          985,295
        45,000  Northern States Power Company, 8.00% .............................................        1,180,125
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,165,420
                                                                                                      -------------
                  TOTAL CORPORATE DEBT SECURITIES
                  (Cost $2,492,012) ..............................................................        2,553,470
                                                                                                      -------------
COMMON STOCK -- 0.8%
                BANKING -- 0.8%
------------------------------------------------------------------------------------------------------------------------
       110,000  New York Community Bancorp, Inc. .................................................        1,850,750*
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,850,750
                                                                                                      -------------
                  TOTAL COMMON STOCK
                  (Cost $1,917,807) ..............................................................        1,850,750
                                                                                                      -------------

--------------------------------------------------------------------------------

Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)
------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
OPTION CONTRACTS -- 0.4%
           250  April Put Options on June U.S. Treasury Bond Futures, Expiring 03/24/06 ..........    $     515,625+
           391  June Put Options on June U.S. Treasury Bond Futures, Expiring 05/26/06 ...........           73,313+
           884  June Put Options on June U.S. Treasury Bond Futures, Expiring 05/26/06 ...........          386,750+
-------------------------------------------------------------------------------------------------------------------
                TOTAL OPTION CONTRACTS
                (Cost $1,170,466) ................................................................          975,688
                                                                                                      -------------
MONEY MARKET FUND -- 1.3%
     3,266,070  BlackRock Provident Institutional, TempFund ......................................        3,266,070
-------------------------------------------------------------------------------------------------------------------
                  TOTAL MONEY MARKET FUND
                  (Cost $3,266,070) ..............................................................        3,266,070
                                                                                                      -------------
TOTAL INVESTMENTS (Cost $226,988,834***) ............................................      100.7%       243,538,052
OTHER ASSETS AND LIABILITIES (Net) ..................................................       (0.7)%       (1,694,073)
                                                                                        --------      -------------
TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK ............................      100.0%++   $ 241,843,979
                                                                                        --------      -------------
MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK (MMP(R)) REDEMPTION VALUE ...............                   (80,000,000)
                                                                                                      -------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ..........................................                 $ 161,843,979
                                                                                                      =============

----------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**    Securities distributing Qualified Dividend Income only.

***   Aggregate cost of securities held.

**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Board of Directors.

(1)   Foreign Issuer.

+     Non-income producing.

++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

        ABBREVIATIONS:

REIT -- Real Estate Investment Trust

PFD. -- Preferred Securities

PVT. -- Private Placement Securities

--------------------------------------------------------------------------------

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                 STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2005 THROUGH FEBRUARY 28, 2006 (UNAUDITED)
      --------------------------------------------------------------------------

                                                                                               VALUE
                                                                                               -----
OPERATIONS:
     Net investment income ............................................................    $   3,101,350
     Net realized gain/(loss) on investments sold during the period ...................          525,976
     Change in net unrealized appreciation/depreciation of investments held
         during the period ............................................................        3,085,827
     Distributions to Money Market Cumulative Preferred(TM) Stock
         Shareholders from net investment income, including changes in
         accumulated undeclared distributions .........................................         (705,333)
                                                                                           -------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............................        6,007,820

DISTRIBUTIONS:
     Dividends paid from net investment income to Common Stock Shareholders (2) .......       (2,820,604)
                                                                                           -------------
     TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS .................................       (2,820,604)

FUND SHARE TRANSACTIONS:
     Increase from shares issued under the Dividend Reinvestment
         and Cash Purchase Plan .......................................................          379,395
                                                                                           -------------
     NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING
         FROM FUND SHARE TRANSACTIONS .................................................          379,395

                                                                                           -------------
NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
         FOR THE PERIOD ...............................................................    $   3,566,611
                                                                                           =============

---------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period ..............................................................    $ 158,277,368
     Net increase in net assets during the period .....................................        3,566,611
                                                                                           -------------
     End of period ....................................................................    $ 161,843,979
                                                                                           =============

----------
(1) These tables summarize the three months ended February 28, 2006 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2005.

(2)   May include income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------

Flaherty & Crumrine Preferred Income Fund Incorporated
FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2005 THROUGH FEBRUARY 28, 2006 (UNAUDITED) FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.
--------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period ....................................................    $      15.26
                                                                                                  ------------
INVESTMENT OPERATIONS:
     Net investment income ...................................................................            0.30
     Net realized and unrealized gain/(loss) on investments ..................................            0.35
DISTRIBUTIONS TO MMP(R)* SHAREHOLDERS:
     From net investment income ..............................................................           (0.07)
     From net realized capital gains .........................................................              --
                                                                                                  ------------
     Total from investment operations ........................................................            0.58
                                                                                                  ------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
     From net investment income ..............................................................           (0.27)
     From net realized capital gains .........................................................              --
                                                                                                  ------------
     Total distributions to Common Stock Shareholders ........................................           (0.27)
                                                                                                  ------------
     Net asset value, end of period ..........................................................    $      15.57
                                                                                                  ============
     Market value, end of period .............................................................    $      16.65
                                                                                                  ============
     Common shares outstanding, end of period ................................................      10,396,941
                                                                                                  ============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
     Net investment income+ ..................................................................            5.99%**
     Operating expenses ......................................................................            1.51%**

------------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate .................................................................              22%***
     Total net assets available to Common and Preferred Stock, end of period (in 000's) ......    $    241,844
     Ratio of operating expenses to total average net assets available to
         Common and Preferred Stock ..........................................................            1.01%**

(1) These tables summarize the three months ended February 28, 2006 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2005.

*     Money Market Cumulative Preferred(TM) Stock.

**    Annualized.

***   Not Annualized.

+ The net investment income ratios reflect income net of operating expenses and payments to MMP(R)* Shareholders.

++    Information presented under heading Supplemental Data includes MMP(R)*.

--------------------------------------------------------------------------------

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
                                           -------------------------------------

                             TOTAL                                    DIVIDEND
                           DIVIDENDS    NET ASSET       NYSE        REINVESTMENT
                             PAID         VALUE     CLOSING PRICE     PRICE(1)
                           ---------    ---------   -------------   ------------
December 31, 2005 ......    $0.0905      $15.38        $16.09         $15.38
January 31, 2006 .......     0.0905       15.43         16.89          16.05
February 28, 2006 ......     0.0905       15.57         16.65          15.82

----------
(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

--------------------------------------------------------------------------------

Flaherty & Crumrine Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------

1.    AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

      At February 28, 2006, the aggregate cost of securities for federal income tax purposes was $227,273,792, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $19,742,322 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $3,478,062.

                      [This page intentionally left blank]

                       [LOGO] Flaherty & Crumrine
                              ===================
                              PREFERRED INCOME FUND

                                    Quarterly
                                     Report

                                February 28, 2006

                             www.preferredincome.com

DIRECTORS

   Donald F. Crumrine, CFA
      Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS

   Donald F. Crumrine, CFA
      Chief Executive Officer
   Robert M. Ettinger, CFA
      President
   R. Eric Chadwick, CFA
      Chief Financial Officer,
      Vice President and Treasurer
   Chad C. Conwell
      Chief Compliance Officer,
      Vice President and Secretary
   Bradford S. Stone
      Vice President and
      Assistant Treasurer
   Christopher D. Ryan, CFA
      Vice President
   Laurie C. Lodolo
      Assistant Compliance Officer,
      Assistant Treasurer and
      Assistant Secretary

INVESTMENT ADVISER

   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
   CRUMRINE PREFERRED INCOME FUND?

   o If your shares are held in a Brokerage
     Account, contact your Broker.

   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
     Agent & Shareholder Servicing Agent --

            PFPC Inc.
            P.O. Box 43027
            Providence, RI 02940-3027
            1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED
             -------------------------------------------------------------------

By (Signature and Title)*  /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date     APRIL 12, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date     APRIL 12, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ R. ERIC CHADWICK
                         -------------------------------------------------------
                           R. Eric Chadwick,  Chief Financial  Officer,
                           Treasurer and Vice President
                           (principal financial officer)

Date     APRIL 12, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.